SHARE BASED COMPENSATION - Expense Allocation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHARE BASED COMPENSATION
Share-based compensation			¥ 923
Costs of revenues
SHARE BASED COMPENSATION
Share-based compensation	¥ 17,676	¥ 131	329
Selling expenses
SHARE BASED COMPENSATION
Share-based compensation	7,101	131	462
General and administration expenses
SHARE BASED COMPENSATION
Share-based compensation	974,564	¥ 9,622	145
Research and development expenses
SHARE BASED COMPENSATION
Share-based compensation	¥ 1,528		¥ (13)